Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Funds Provided (Used) - Operating Activities
Net profit (loss)	$ 90	$ (630)	$ (396)	$ (1,214)	$ (2,250)	$ (2,452)
Amortization	16	9	36	17	46	37
Stock-based compensation	30	14	48	29	59	51
Accounts receivable write-off					0	53
Total Adjustments	136	(607)	(312)	(1,168)	(2,145)	(2,311)
Changes in assets and liabilities
Accounts receivable	(190)	(145)	922	(127)	(1,019)	(38)
Prepaid and other assets	(5)	0	8	(15)	(34)	(21)
Other receivables	(25)	(20)	(55)	229	247	(263)
Accounts payable and other accrued liabilities	(163)	(115)	(724)	(383)	390	317
Deferred revenue	(76)	0	(153)	1,000	923	0
Net change in assets and liabilities	(459)	(280)	(2)	704	507	(5)
Net cash provided (used) by operating activities	(323)	(887)	(314)	(464)	(1,638)	(2,316)
Financing Activities
Issuance of common stock and warrants					0	3,231
Proceeds from exercise of warrants and stock options	587	1	782	234	365	1,918
Transaction costs					0	(369)
Net cash provided by financing activities	587	1	782	234	365	4,780
Investing Activities
Additions to property and equipment	(92)	(53)	(161)	(242)	(270)	(34)
Additions to intangible assets					0	(125)
Net cash used in investing activities	(92)	(53)	(161)	(242)	(270)	(159)
Increase (Decrease) in Cash and Cash Equivalents	172	(939)	307	(472)	(1,543)	2,305
Effect of Foreign Exchange on Cash and Cash Equivalents	(56)	(65)	(82)	22	97	56
Cash and Cash Equivalents
Beginning of Period	2,168	4,059	2,059	3,505	3,505	1,144
End of Period	$ 2,284	$ 3,055	$ 2,284	$ 3,055	$ 2,059	$ 3,505